Other Current Assets	12 Months Ended
Dec. 31, 2021
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 6 - OTHER CURRENT ASSETS:
	December 31
	2021	2020
	USD in thousands

Government Institutions	79	176
Prepaid expenses	126	256
Advances to suppliers	18	159
Other	192	205
	415	796